Leases - Lease Deposits and Rents Received from NRI (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Leases
Lease deposits			¥ 11,738
Rental income		¥ 4,272	¥ 3,848